FAIR VALUE MEASUREMENTS - Summary of changes in the fair value of warrant liabilities (Detail)	4 Months Ended
Dec. 31, 2020 USD ($)
Schedule Of Changes in Fair Value Of Warrant Liabilities [Line Items]
Initial measurement on October 27, 2020	$ 29,954,941
Change in valuation inputs or other assumptions	5,019,872
Fair Value, Ending Balance	34,974,813
Private Placement
Schedule Of Changes in Fair Value Of Warrant Liabilities [Line Items]
Fair Value, Beginning Balance	0
Initial measurement on October 27, 2020	11,651,159
Change in valuation inputs or other assumptions	1,980,348
Fair Value, Ending Balance	13,631,507
Public
Schedule Of Changes in Fair Value Of Warrant Liabilities [Line Items]
Fair Value, Beginning Balance	0
Initial measurement on October 27, 2020	18,303,782
Change in valuation inputs or other assumptions	3,039,524
Fair Value, Ending Balance	21,343,306
Warrant Liabilities
Schedule Of Changes in Fair Value Of Warrant Liabilities [Line Items]
Fair Value, Beginning Balance	0
Initial measurement on October 27, 2020	29,954,941
Change in valuation inputs or other assumptions	5,019,872
Fair Value, Ending Balance	$ 34,974,813